Financial instruments - Offsetting of financial assets and financial liabilities (Details) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade payables
Offsetting of financial assets and financial liabilities
Current and noncurrent liabilities - Gross value	$ (13,091)	$ (10,542)
Offsetting	1,507	1,411
Current and noncurrent liabilities - Booked value	(11,584)	(9,131)
Other liabilities
Offsetting of financial assets and financial liabilities
Current and noncurrent liabilities - Gross value	(124)	(97)
Offsetting	33	22
Current and noncurrent liabilities - Booked value	(91)	(75)
Trade receivables
Offsetting of financial assets and financial liabilities
Current and noncurrent assets - Gross value	10,155	9,196
Offsetting	(1,507)	(1,411)
Current and noncurrent assets - Booked value	8,648	7,785
Other receivables
Offsetting of financial assets and financial liabilities
Current and noncurrent assets - Gross value	488	357
Offsetting	(33)	(22)
Current and noncurrent assets - Booked value	$ 455	$ 335